Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash paid (received) for
Interest	$ 1,469	$ 1,361
Income taxes
Canadian	63	(34)
Foreign	(33)	17
Income taxes	30	(17)
Change in working capital
Accounts receivable and other current assets	(52)	(2)
Prepaid expenses	(12)	(21)
Inventories	(45)	(73)
Regulatory assets - current portion	(94)	93
Accounts payable and other current liabilities	195	115
Regulatory liabilities - current portion	(110)	56
Change in working capital	(118)	168
Non-cash financing activity
Common share dividends reinvested	461	434
Non-cash investing and financing activities
Accrued capital expenditures	725	722
Contributions in aid of construction	$ 11	$ 14